Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.1%
749,115	Communication Services Select Sector SPDR Fund ETF	$41,261,254
284,070	Consumer Discretionary Select Sector SPDR Fund ETF	42,241,209
372,408	Consumer Staples Select Sector SPDR Fund ETF	27,461,366
319,844	Energy Select Sector SPDR Fund ETF	28,763,571
1,759,821	Financial Select Sector SPDR Fund ETF	64,339,056
340,829	Health Care Select Sector SPDR Fund ETF	45,452,955
181,759	Industrial Select Sector SPDR Fund ETF	18,512,154
2,913	Invesco S&P 500 Equal Weight ETF	441,989
246,819	Materials Select Sector SPDR Fund ETF	20,893,228
375,314	Real Estate Select Sector SPDR Fund ETF	15,233,995
994,526	Technology Select Sector SPDR Fund ETF	135,215,756
200,319	Utilities Select Sector SPDR Fund ETF	13,840,040
Total Exchange-Traded Funds (Cost $432,682,042)		$453,656,573
Total Investments — 99.1%
(Cost $432,682,042)		$453,656,573
Other Assets less Liabilities — 0.9%		4,258,957

Net Assets — 100.0%		$457,915,530

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.3%
13,900	SPDR Bloomberg 1-3 Month T-Bill ETF	$1,275,047
56,084	SPDR Bloomberg Investment Grade Floating Rate ETF	1,717,292
113,355	SPDR Portfolio Corporate Bond ETF	3,358,709
194,811	SPDR Portfolio High Yield Bond ETF	4,513,771
182,505	SPDR Portfolio Long Term Treasury ETF	5,675,905
180,299	SPDR Portfolio Mortgage Backed Bond ETF	4,047,713
67,978	Vanguard Emerging Markets Government Bond ETF	4,312,524
70,951	Vanguard Short-Term Inflation-Protected Securities ETF	3,340,373
49,645	Vanguard Total International Bond ETF	2,410,265
Total Exchange-Traded Funds (Cost $30,346,992)		$30,651,599
Total Investments — 99.3%
(Cost $30,346,992)		$30,651,599
Other Assets less Liabilities — 0.7%		230,199

Net Assets — 100.0%		$30,881,798

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	January 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 100.0%
26,390	Franklin FTSE Australia ETF	$771,174
25,563	Franklin FTSE Canada ETF	827,474
72,065	Franklin FTSE China ETF	1,526,337
31,356	Franklin FTSE Japan ETF	808,985
38,688	Franklin FTSE Switzerland ETF	1,205,537
50,401	Franklin FTSE United Kingdom ETF	1,229,784
41,362	iShares MSCI France ETF	1,528,741
24,382	iShares MSCI Germany ETF	683,671
25,158	iShares MSCI Italy ETF	761,533
13,408	iShares MSCI Mexico ETF	772,971
14,360	iShares MSCI New Zealand ETF	748,515
23,591	iShares MSCI Peru ETF	733,444
28,330	iShares MSCI Spain ETF	762,360
Total Exchange-Traded Funds (Cost $11,466,853)		$12,360,526
Total Investments — 100.0%
(Cost $11,466,853)		$12,360,526
Liabilities less Other Assets — 0.0%		(1,270)

Net Assets — 100.0%		$12,359,256

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International